Income Tax	12 Months Ended
Dec. 31, 2019
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Income Tax

23. Income tax

in EUR thousands	2019	2018	2017
Deferred taxes	(2,606)	10,400	-
Actual income taxes	25	(9)	-
Income tax	(2,581)	10,391	-

The expense from deferred taxes results from the use of the tax loss carryforwards of Biofrontera Pharma GmbH (EUR 256 thousand) and from the reduction in the municipal trade tax rate of the city of Leverkusen with effect from January 1, 2020 (EUR 2,350 thousand).